Annual Total Returns - BlackRock China A Opportunities Fund (Institutional) [BarChart] - Institutional - BlackRock China A Opportunities Fund - Institutional	Feb. 26, 2021
Bar Chart Table:
Annual Return 2019	44.37%
Annual Return 2020	48.67%